Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	$ 132,642
Ending balance, property, plant and equipment	114,836	$ 132,642
Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,028
Ending balance, property, plant and equipment	3,180	3,028
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,921
Ending balance, property, plant and equipment	1,833	1,921
Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	89,714
Ending balance, property, plant and equipment	73,849	89,714
Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	26,438
Ending balance, property, plant and equipment	23,675	26,438
Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	542
Ending balance, property, plant and equipment	594	542
Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	4,115
Ending balance, property, plant and equipment	3,523	4,115
Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	6,884
Ending balance, property, plant and equipment	8,182	6,884
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	23,897
Ending balance, property, plant and equipment	17,259	23,897
Property plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	123,621
Ending balance, property, plant and equipment	106,145	123,621
Property plant and equipment not subject to operating leases | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	280,807	305,265
Exchange adjustments	1,670	(232)
Additions	10,124	16,941
Acquisitions	514	59
Transfers from intangible assets	605	1,885
Reclassified as assets held for sale	1,425	29,412
Deletions	(14,233)	(13,699)
Ending balance, property, plant and equipment	278,062	280,807
Property plant and equipment not subject to operating leases | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(157,186)	(170,528)
Exchange adjustments	(879)	98
Charge for the year	12,526	15,581
Reclassified as assets held for sale	(326)	(23,311)
Impairment losses	12,475	6,346
Impairment reversals	(89)	(131)
Deletions	10,734	11,729
Ending balance, property, plant and equipment	(171,917)	(157,186)
Property plant and equipment not subject to operating leases | Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,028
Ending balance, property, plant and equipment	3,180	3,028
Property plant and equipment not subject to operating leases | Land and land improvements | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,609	3,562
Exchange adjustments	219	(22)
Additions	101	88
Acquisitions	89	51
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	26
Deletions	(146)	(44)
Ending balance, property, plant and equipment	3,872	3,609
Property plant and equipment not subject to operating leases | Land and land improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(581)	(626)
Exchange adjustments	(35)	4
Charge for the year	113	44
Reclassified as assets held for sale	0	0
Impairment losses	8	1
Impairment reversals	0	0
Deletions	45	86
Ending balance, property, plant and equipment	(692)	(581)
Property plant and equipment not subject to operating leases | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	725
Ending balance, property, plant and equipment	579	725
Property plant and equipment not subject to operating leases | Buildings | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,422	1,502
Exchange adjustments	6	5
Additions	63	93
Acquisitions	0	0
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	0
Deletions	(281)	(178)
Ending balance, property, plant and equipment	1,210	1,422
Property plant and equipment not subject to operating leases | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(697)	(697)
Exchange adjustments	(6)	(5)
Charge for the year	46	59
Reclassified as assets held for sale	0	0
Impairment losses	9	1
Impairment reversals	(1)	0
Deletions	126	65
Ending balance, property, plant and equipment	(631)	(697)
Property plant and equipment not subject to operating leases | Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	89,586
Ending balance, property, plant and equipment	73,772	89,586
Property plant and equipment not subject to operating leases | Oil and gas properties | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	214,352	232,684
Exchange adjustments	0	0
Additions	6,922	13,237
Acquisitions	0	0
Transfers from intangible assets	605	1,885
Reclassified as assets held for sale	1,425	22,602
Deletions	(6,131)	(10,852)
Ending balance, property, plant and equipment	214,323	214,352
Property plant and equipment not subject to operating leases | Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(124,766)	(133,687)
Exchange adjustments	0	0
Charge for the year	10,068	13,012
Reclassified as assets held for sale	(326)	(17,764)
Impairment losses	11,705	5,871
Impairment reversals	(83)	(129)
Deletions	5,579	9,911
Ending balance, property, plant and equipment	(140,551)	(124,766)
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	25,197
Ending balance, property, plant and equipment	22,883	25,197
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	46,724	45,721
Exchange adjustments	801	(158)
Additions	1,539	2,433
Acquisitions	35	0
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	0
Deletions	(6,185)	(1,272)
Ending balance, property, plant and equipment	42,914	46,724
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(21,527)	(20,512)
Exchange adjustments	(424)	63
Charge for the year	1,312	1,705
Reclassified as assets held for sale	0	0
Impairment losses	744	64
Impairment reversals	0	0
Deletions	3,976	691
Ending balance, property, plant and equipment	(20,031)	(21,527)
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	526
Ending balance, property, plant and equipment	573	526
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,532	2,747
Exchange adjustments	33	15
Additions	586	172
Acquisitions	5	0
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	76
Deletions	(738)	(326)
Ending balance, property, plant and equipment	2,418	2,532
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(2,006)	(2,041)
Exchange adjustments	(26)	(12)
Charge for the year	170	168
Reclassified as assets held for sale	0	(69)
Impairment losses	2	1
Impairment reversals	0	0
Deletions	359	147
Ending balance, property, plant and equipment	(1,845)	(2,006)
Property plant and equipment not subject to operating leases | Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	730
Ending balance, property, plant and equipment	668	730
Property plant and equipment not subject to operating leases | Transportation | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,474	10,183
Exchange adjustments	8	(3)
Additions	49	274
Acquisitions	9	0
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	6,708
Deletions	(491)	(272)
Ending balance, property, plant and equipment	3,049	3,474
Property plant and equipment not subject to operating leases | Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(2,744)	(7,819)
Exchange adjustments	(9)	3
Charge for the year	77	173
Reclassified as assets held for sale	0	(5,478)
Impairment losses	4	404
Impairment reversals	(5)	(2)
Deletions	448	169
Ending balance, property, plant and equipment	(2,381)	(2,744)
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,829
Ending balance, property, plant and equipment	4,490	3,829
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	8,694	8,866
Exchange adjustments	603	(69)
Additions	864	644
Acquisitions	376	8
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	0
Deletions	(261)	(755)
Ending balance, property, plant and equipment	10,276	8,694
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(4,865)	(5,146)
Exchange adjustments	(379)	45
Charge for the year	740	420
Reclassified as assets held for sale	0	0
Impairment losses	3	4
Impairment reversals	0	0
Deletions	201	660
Ending balance, property, plant and equipment	(5,786)	(4,865)
Property, plant and equipment subject to operating leases [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	9,021
Ending balance, property, plant and equipment	8,691	9,021
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	2,290	2,241
Property, plant and equipment subject to operating leases [member] | Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	0
Ending balance, property, plant and equipment	0	0
Property, plant and equipment subject to operating leases [member] | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,196
Ending balance, property, plant and equipment	1,254	1,196
Property, plant and equipment subject to operating leases [member] | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	192	220
Property, plant and equipment subject to operating leases [member] | Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	128
Ending balance, property, plant and equipment	77	128
Property, plant and equipment subject to operating leases [member] | Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	43	31
Property, plant and equipment subject to operating leases [member] | Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,241
Ending balance, property, plant and equipment	792	1,241
Property, plant and equipment subject to operating leases [member] | Plant, Machinery & Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	637	671
Property, plant and equipment subject to operating leases [member] | Drilling rigs [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	653
Ending balance, property, plant and equipment	284	653
Property, plant and equipment subject to operating leases [member] | Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	16
Ending balance, property, plant and equipment	21	16
Property, plant and equipment subject to operating leases [member] | Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	10	9
Property, plant and equipment subject to operating leases [member] | Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,385
Ending balance, property, plant and equipment	2,855	3,385
Property, plant and equipment subject to operating leases [member] | Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	829	784
Property, plant and equipment subject to operating leases [member] | Ships [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,929
Ending balance, property, plant and equipment	2,521	2,929
Property, plant and equipment subject to operating leases [member] | Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,055
Ending balance, property, plant and equipment	3,692	3,055
Property, plant and equipment subject to operating leases [member] | Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	$ 579	$ 526